STATUTORY RESERVES AND RESTRICTED NET ASSETS - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Statutory reserves	¥ 0	¥ 0
Restricted net assets	¥ 4,030,651